SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stock option activity

Option activity during the six months ended June 30, 2020 was:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)
Outstanding at December 31, 2019	753,349	$3.30	2.4
Granted	733,000	$1.68
Expired/Canceled	(124,000)	$2.23
Outstanding at June 30, 2020	1,362,349	$2.32	3.3
Exercisable at June 30, 2020	686,016	$2.97	2.1

Option activity during the year-ended December 31, 2019 and 2018 was:

	2019			2018
	Number of Stock Options	Weighted Average Grant Price	Weighted Average Remaining Contract Term (Years)	Number of Stock Options	Weighted Average Grant Price	Weighted Average Remaining Contract Term (Years)
Outstanding at Beginning of Period	890,232	$3.26	3.3	743,727	$3.45	3.8
Granted	—			270,000	2.03	4.8
Expired/Cancelled	(124,383)	6.13		(3,495)	45.67
Exercised	(12,500)	0.31		(120,000)	0.44
Outstanding at End of Period	753,349	$2.93	2.5	890,232	$3.26	3.3
Exercisable at End of Period	720,016	$3.00	2.4	575,232	$4.19	2.5